Segment Information and Geographic Data - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Consolidated total assets	$ 49,496	$ 88,805
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	82,858	100,787
Intersegment Receivables [Member]
Segment Reporting Information [Line Items]
Elimination of intersegment receivables	(6,112)	(10,253)
Intersegment Investment and Goodwill
Segment Reporting Information [Line Items]
Elimination of intersegment investment and goodwill	(27,250)	(34,809)
Held for Sale from Discontinued Operations
Segment Reporting Information [Line Items]
Total assets held for sale from discontinued operations		$ 33,080